Post-retirement benefits	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Post-retirement benefits	Post-retirement benefitsDescription of plans
The Group operates a number of pension and post-retirement healthcare plans which provide lump sums, pensions, medical benefits and life insurance to retirees. Some of these plans are defined contribution and some are defined benefit, with assets held in separate trusts, foundations and similar entities.
Defined benefit pension and post-retirement healthcare plans expose the Group to a number of risks.

Uncertainty in benefit payments
The value of the Group’s liabilities for post-retirement benefits will ultimately depend on the amount of benefits paid out.
This, in turn, will depend on the level of future pay increases, the level of inflation (for those benefits that are subject to some form of inflation protection) and how long individuals live.

Volatility in asset values	The Group is exposed to future movements in the values of assets held in pension plans to meet future benefit payments.
Uncertainty in cash funding
Movements in the values of the obligations or assets may result in the Group being required to provide higher levels of cash funding, although changes in the level of cash required can often be spread over a number of years. In some countries, control over the rate of cash funding or over the investment policy for pension assets might rest to some extent with a trustee body or other body that is not under the Group’s direct control. In addition, the Group is also exposed to adverse changes in pension regulation.

For these reasons, the Group has a policy of moving away from defined benefit pension provisions and towards defined contribution arrangements. The defined benefit pension plans for non-unionised employees are closed to new entrants in all countries. For unionised employees, some plans remain open.
The Group does not usually participate in multi-employer plans in which the risks are shared with other companies using those plans.
The Group’s participation in such plans is immaterial and therefore no detailed disclosures are provided in this note.
Pension plans
The majority of the Group’s defined benefit pension obligations are in Canada, the UK, the US and Switzerland. In Australia, the main arrangements are principally defined contribution in nature, but there are sections providing defined benefits linked to final pay. The features of the Group’s defined benefit pension obligations are summarised as follows.

	Calculation of benefit	Regulatory requirements	Governing body
Canada	Linked to final average pay for non-unionised employees. For unionised employees, linked to final average pay or to a flat monetary amount per year of service.	Regulatory requirements in the relevant provinces and territories (predominantly Quebec).	Pension committee, a number of members are appointed by the sponsor and a number appointed by plan participants. In some cases, independent committee members are also appointed.
UK	Linked to final pay, subject to an earnings cap.	Regulatory requirements that apply to UK pension plans.	Trustee board, a number of directors appointed by the sponsor and a number appointed by plan participants and an independent trustee director.
US	Linked to final average pay for non-unionised employees and to a flat monetary amount per year of service for unionised employees.	US regulations.	Benefit Governance Committee. Members are appointed by the sponsor.
Switzerland	Linked to final average pay.	Swiss regulations.	Trustee board. Members are appointed by the plan sponsor, by employees and by retirees.
Australia	Linked to final pay and typically paid in lump sum form.	Local regulations in Australia.	An independent financial institution. One-third of the board positions are nominated by employers. Remaining positions are filled by independent directors and directors nominated by participants.
The Group also operates a number of unfunded defined benefit plans, which are included in the reported defined benefit obligations.
Post-retirement healthcare plans
Certain subsidiaries of the Group, mainly in the US and Canada, provide healthcare and life insurance benefits to retired employees and in some cases to their beneficiaries and covered dependents. Eligibility for coverage is dependent upon certain age and service criteria. These arrangements are unfunded, and are included in the reported defined benefit obligations.
Recognition and measurement
For post-employment defined benefit schemes, in accordance with IAS 19 “Employee Benefits”, local actuaries calculate the fair value of the plan assets and the present value of the plan obligations using a variety of valuation techniques dependent on the type of asset or liability.
The difference is recognised as an asset or liability in the balance sheet.
Where appropriate, the recognition of assets may be restricted to the present value of any amounts the Group expects to recover by way of refunds from the plan or reductions in future contributions. In determining the extent to which a refund will be available, the Group considers whether any third party, such as a trustee or pension committee, has the power to enhance benefits or to wind up a pension plan without the Group’s consent.
The current service cost, any past service cost and the effect of any curtailment or settlements and the interest cost less interest income on assets held in the plans are recognised in the income statement. Actuarial gains/(losses) and returns from assets are recognised in other comprehensive income.
The Group’s contributions to defined contribution plans are charged to the income statement in the period to which the contributions relate.
All amounts charged to the income statement in respect of these plans are included within “Net operating costs” or in “Share of profit after tax of equity accounted units”, as appropriate.
29 Post-retirement benefits continued
Plan assets
The assets of the pension plans are invested predominantly in a diversified range of bonds, equities, property and qualifying insurance policies. Consequently, the funding level of the pension plans is affected by movements in interest rates and also in the level of equity markets.
Investment strategy reviews are conducted on a periodic basis to determine the optimal investment mix. This is performed while bearing in mind the risk tolerance of the Group and local sponsor companies, and the views of the pension committees and trustee boards who are legally responsible for the plans’ investments. The assets of the pension plans may also be invested in qualifying insurance policies which provide a stream of payments to match the benefits being paid out by the plans. This would therefore remove the investment, inflation and longevity risks.
In Canada, the UK and Switzerland, the Group works with the governing bodies to ensure that the investment policy adopted is consistent with the Group’s tolerance for risk. In the US, the Group has direct control over the investment policy, subject to local investment regulations.
The proportions of the total fair value of assets in the pension plans for each asset class at 31 December were as follows.

	2025		2024
Equities	16.2%		17.6%
–Quoted(a)		10.0%		11.1%
–Private(b)		6.2%		6.5%
Bonds(c)	48.6%		47.7%
–Government fixed income		20.7%		21.0%
–Government inflation-linked		1.9%		1.6%
–Corporate and other publicly quoted		18.7%		17.5%
–Private		7.3%		7.6%
Property(d)	6.8%		6.9%
–Quoted property funds		2.0%		2.2%
–Unquoted property funds		4.8%		4.7%
Qualifying insurance policies(e)	24.0%		24.3%
Cash and other(f)(g)	4.4%		3.5%
Total	100.0%		100.0%
(a)The holdings of quoted equities are invested in either pooled funds or segregated accounts held in the name of the relevant pension funds. These equity portfolios are well diversified in terms of the geographic distribution and market sectors.
(b)Investments in private equity, private debt and property are less liquid than the other investment classes listed above and therefore the Group’s investment in those asset classes is restricted to a level that does not endanger the liquidity of the pension plans.
(c)The holdings of government bonds are generally invested in the debt of the country in which a pension plan is situated. Corporate and other quoted bonds are usually of investment grade. Private debt is mainly held in the North American and UK pension funds and is invested in North American and European companies.
(d)The property funds held by pension plans are invested in a diversified range of properties.
(e)Qualifying insurance policies are held with insurance companies that are regulated by the relevant local authorities. The value of those policies is calculated by the local actuaries using assumptions consistent with those adopted for valuing the insured obligations.
(f)The holdings of cash and other are predominantly cash and short-term money market instruments.
(g)The Group makes limited use of futures, repurchase agreements and other instruments to manage the interest rate risk in some of its plans. Fund managers may also use derivatives to hedge currency movements within their portfolios and, in the case of bond managers, to take positions that could be taken using direct holdings of bonds but more efficiently. Exposure to these instruments is closely monitored and maintained at a level that does not endanger the liquidity of any pension plan.
The approximate total holding of Group securities within the plans is US$1 million (2024: US$1 million).
Maturity of defined benefit obligations
An approximate analysis of the maturity of the obligations is given in the table below.

	Pension benefits	Other benefits	2025 Total	2024 Total
Proportion relating to current employees	18%	15%	18%	18%
Proportion relating to former employees not yet retired	9%	–	8%	9%
Proportion relating to retirees	73%	85%	74%	73%
Total	100%	100%	100%	100%
Average duration of obligations (years)	11.1	11.2	11.1	11.5
29 Post-retirement benefits continued
Total expense recognised in the income statement

	Pension benefits US$m	Other benefits US$m	2025 Total US$m	2024 Total US$m	2023 Total US$m
Current employer service cost for defined benefit plans	(77)	(3)	(80)	(83)	(79)
Past service (cost)/credit	(19)	–	(19)	(12)	87
Curtailment gains	3	1	4	—	—
Net interest on net defined benefit liability	4	(30)	(26)	(32)	(21)
Non-investment expenses paid from the plans	(21)	–	(21)	(20)	(20)
Total defined benefit expense	(110)	(32)	(142)	(147)	(33)
Current employer service cost for defined contribution and industry-wide plans	(481)	(3)	(484)	(458)	(416)
Total expense recognised in the income statement	(591)	(35)	(626)	(605)	(449)
These expense amounts are included as an employee cost within net operating costs.
Total amount recognised in other comprehensive income before tax

	2025 US$m	2024 US$m	2023 US$m
Actuarial gains/(losses)	155	201	(407)
Impact of buy-in	–	–	(216)
Return on assets, net of interest on assets	18	(130)	222
(Losses)/gains on application of asset ceiling	(8)	12	(60)
Remeasurement gains/(losses) on pension and post-retirement healthcare plans	165	83	(461)
Amounts recognised in the balance sheet
The following amounts were measured in accordance with IAS 19 at 31 December.

	2025			2024
	Pension benefits US$m	Other benefits US$m	Total US$m	Total US$m
Total fair value of plan assets	10,572	–	10,572	10,155
Present value of obligations – funded	(10,143)	–	(10,143)	(9,840)
Present value of obligations – unfunded	(342)	(572)	(914)	(923)
Present value of obligations – total	(10,485)	(572)	(11,057)	(10,763)
Effect of asset ceiling	(66)	–	(66)	(50)
Net surplus/(deficit) to be shown in the balance sheet	21	(572)	(551)	(658)
Comprising:
–Deficits	(484)	(572)	(1,056)	(1,063)
–Surpluses	505	–	505	405
Net surplus/(deficit) on pension plans	21	–	21	(82)
Unfunded post-retirement healthcare obligation	–	(572)	(572)	(576)
The surplus amounts shown above are included in the balance sheet as “Receivables and other assets”. See note 17.
Deficits are shown in the balance sheet within “Provisions (including post-retirement benefits)”. See note 27.
Funding policy and contributions to plans
The Group reviews the funding position of its pension plans on a regular basis and considers whether to provide funding above the minimum level required in each country. In Canada and the US, the minimum level is prescribed by legislation. In the UK and Switzerland, the minimum level is negotiated with the local trustee in accordance with the funding guidance issued by the local regulators. In deciding whether to provide funding above the minimum level, we consider other possible uses of cash elsewhere, the local sponsoring entity’s tax situation and any strategic advantage we might obtain. The Group does not generally pre-fund post-retirement healthcare arrangements.

	2025			2024	2023
	Pension benefits US$m	Other benefits US$m	Total US$m	Total US$m	Total US$m
Contributions to defined benefit plans	65	33	98	107	237
Contributions to defined contribution plans	473	3	476	451	410
Total	538	36	574	558	647
29 Post-retirement benefits continued
The level of surplus in the Rio Tinto Pension Fund in the UK is such that it may be used to pay for the employer contributions to the defined contribution section of that Fund, in accordance with the funding arrangements agreed with the trustee of that Fund. Consequently, the cash paid to defined contribution plans is lower than the defined contribution service cost by US$8 million. Contributions to defined benefit pension plans are kept under regular review and actual contributions will be determined in line with the Group’s wider financing strategy, taking into account relevant minimum funding requirements.
As contributions to many plans are reviewed on at least an annual basis, the contributions for 2026 and subsequent years cannot be determined precisely in advance. Most of the Group’s largest pension funds are fully funded on their local funding basis and at present do not require long-term funding commitments. Contributions to defined benefit pension plans for 2026 are estimated to be around US$100 million but may be higher or lower than this depending on the evolution of financial markets and voluntary funding decisions taken by the Group. Contributions for subsequent years are expected to be at similar levels. Healthcare plans are generally unfunded and contributions for future years will be equal to benefit payments net of participant contributions. The Group’s contributions for healthcare plans in 2026 are expected to be similar to the amounts paid in 2025.
Movements in the net defined benefit liability
A summary of the movement in the net defined benefit liability is shown in the first table below. The subsequent tables provide a more detailed analysis of the movements in the present value of the obligations and the fair value of assets.

	2025			2024
	Pension benefits US$m	Other benefits US$m	Total US$m	Total US$m
Change in the net defined benefit liability
Net defined benefit liability at the start of the year	(82)	(576)	(658)	(723)
Amounts recognised in income statement	(110)	(32)	(142)	(147)
Amounts recognised in other comprehensive income	144	21	165	83
Employer contributions	65	33	98	107
Assets transferred to defined contribution section	(8)	–	(8)	(7)
Currency exchange rate gains/(losses)	12	(18)	(6)	29
Net defined benefit surplus/liability at the end of the year	21	(572)	(551)	(658)

	2025			2024
	Pension benefits US$m	Other benefits US$m	Total US$m	Total US$m
Change in present value of obligation
Present value of obligation at the start of the year	(10,187)	(576)	(10,763)	(11,795)
Current employer service costs	(77)	(3)	(80)	(83)
Past service (cost)/credit	(19)	–	(19)	(12)
Curtailments	3	1	4	—
Interest on obligation	(471)	(30)	(501)	(497)
Contributions by plan participants	(17)	–	(17)	(18)
Benefits paid	750	33	783	752
Experience (losses)/gains	(21)	17	(4)	2
Changes in financial assumptions gains/(losses)	149	(1)	148	256
Changes in demographic assumptions gains	6	5	11	(57)
Currency exchange rate losses	(601)	(18)	(619)	689
Present value of obligation at the end of the year	(10,485)	(572)	(11,057)	(10,763)

	2025			2024
	Pension benefits US$m	Other benefits US$m	Total US$m	Total US$m
Change in plan assets
Fair value of plan assets at the start of the year	10,155	–	10,155	11,138
Interest on assets	476	–	476	465
Contributions by plan participants	17	–	17	18
Contributions by employer	65	33	98	107
Benefits paid	(750)	(33)	(783)	(752)
Non-investment expenses	(21)	–	(21)	(20)
Return on plan assets, net of interest on assets	18	–	18	(130)
Assets transferred to defined contribution section	(8)	–	(8)	(7)
Currency exchange rate gains	620	–	620	(664)
Fair value of plan assets at the end of the year	10,572	–	10,572	10,155
29 Post-retirement benefits continued
The impact of higher interest rates on bonds and qualifying insurance policies explains most of the return on plan assets, net of interest on assets in 2025.
The resulting effect of applying an asset ceiling is a loss of US$8 million and a loss of US$7 million for the change in currency exchange rate during the year. In determining the extent to which the asset ceiling has an effect, the Group considers the funding legislation in each country and the rules specific to each pension plan. The calculation takes into account any minimum funding requirements that may be applicable to the plan, whether any reduction in future Group contributions is available, and whether a refund of surplus may be available. In considering whether any refund of surplus is available, the Group considers the powers of trustee boards and similar bodies to augment benefits or wind up a plan. Where such powers are unilateral, the Group does not consider a refund to be available at the end of the life of a plan. Where the plan rules and legislation both permit the employer to take a refund of surplus, the asset ceiling may have no effect, although it may be the case that a refund will only be available many years in the future.
Main assumptions (rates per annum)

Key estimate	Estimation of obligations for post-employment costs
The value of the Group’s obligations for post-employment benefits is dependent on the amount of benefits that are expected to be paid out, discounted to the balance sheet date. The most significant assumptions used in accounting for pension plans are:
•The discount rate used to determine the net present value of the obligations, the interest cost on the obligations and the interest income on plan assets. We use the yield from high-quality corporate bonds with maturities and terms that match those of the post-employment obligations as closely as possible. Where there is no developed corporate bond market in a currency, the rate on government bonds is used.
•The long-term inflation rate used to project increases in future benefit payments for those plans that have benefits linked to inflation. The assumption regarding future inflation is based on market yields on inflation-linked instruments, where possible, combined with consensus views.
•The mortality rates used to project the period over which benefits will be paid, which is then discounted to arrive at the net present value of the obligations. The Group reviews the actual mortality rates of retirees in its major pension plans on a regular basis and uses these rates to set its current mortality assumptions. It also uses its judgement with respect to allowances for future improvements in longevity having regard to standard improvement scales in each relevant country and after taking external actuarial advice.
The weighted-average assumptions used for the valuation at year-end are summarised below:

	At 31 December 2025			At 31 December 2024
	Discount rate	Long-term inflation(a)	Rate of increase in pensions	Discount rate	Long-term inflation(a)	Rate of increase in pensions
Canada	4.8%	2.0%	0.3%	4.6%	2.0%	0.2%
UK	5.4%	2.8%	2.3%	5.4%	3.1%	2.7%
US	5.3%	2.3%	–%	5.5%	2.3%	–%
Switzerland	1.2%	1.0%	2.5%	0.9%	1.0%	2.2%
(a)The long-term inflation assumption shown for the UK is for the Retail Price Index. The assumption for the Consumer Price Index at 31 December 2025 was 2.4% (2024: 2.7%).
The main financial assumptions used for the healthcare plans, which are predominantly in the US and Canada, were: discount rate: 5.2%
(2024: 5.3%); medical trend rate: 9.5% reducing to 4.6% by the year 2035, broadly on a straight line basis (2024: 9.7%, reducing to 4.7% by the year 2034); claims costs based on individual company experience.
For both the pension and healthcare arrangements, the post-retirement mortality assumptions allow for future improvements in longevity. The mortality tables used imply that a man aged 60 at the balance sheet date has a weighted average expected future lifetime of 27 years (2024:
27 years) and that a man aged 60 in 2045 would have a weighted average expected future lifetime of 28 years (2024: 28 years). The mortality tables are generally based upon the latest standard tables published in each country, adjusted appropriately to reflect the actual mortality experience of the plan participants where credible data is available.
Sensitivity analysis
The values reported for the defined benefit obligations are sensitive to the actuarial assumptions used for projecting future benefit payments and discounting those payments. In order to estimate the sensitivity of the obligations to changes in assumptions, we calculate what the obligations would be if we were to make changes to each of the key assumptions in isolation. The difference between this figure and the figure calculated using our stated assumptions is an indication of the sensitivity to reasonably possible changes in each assumption. The results of this sensitivity analysis are summarised in the table below. Note that this approach is valid for small changes in the assumptions but will be less accurate for larger changes in the assumptions. The sensitivity to inflation includes the impact on pension increases, which are generally linked to inflation where they are granted.
29 Post-retirement benefits continued

		2025		2024
		Approximate (increase)/ decrease in obligations		Approximate (increase)/ decrease in obligations
Assumption	Change in assumption	Pensions US$m	Other US$m	Pensions US$m	Other US$m
Discount rate	Increase of 0.5 percentage points	409	30	419	31
	Decrease of 0.5 percentage points	(442)	(31)	(487)	(33)
Long-term inflation	Increase of 0.5 percentage points	(155)	(8)	(167)	(9)
	Decrease of 0.5 percentage points	149	7	160	8
Demographic – allowance for future improvements in longevity	Participants assumed to have the mortality rates of individuals who are one year older	228	6	221	8
	Participants assumed to have the mortality rates of individuals who are one year younger	(228)	(6)	(232)	(8)
As most of the Group’s defined benefit pension plans are closed to new entrants, the carrying value of the Group’s post-employment obligations is less sensitive to assumptions about future salary increases than to other assumptions such as future inflation.